John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio Average Annual Total Returns		12 Months Ended		60 Months Ended	66 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	1.25%	(0.33%)	0.15%
ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.20%	4.04%	4.37%
N/A
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	3.18%	3.51%
Performance Inception Date	Jul. 09, 2019
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.54%	0.50%	0.83%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.05%	1.23%	1.49%